United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-11586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/08/11
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: 141,147
                                       (thousands)
List of Other Included Managers: None



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FORM 13F INFORMATION TABLE
                                                                  VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------           -------------    --------   -------  -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                       Common Stock     G1151C101        805     15,275SH     SOLE                 15,275
Bunge Limited                       Common Stock     G16962105        213      3,650SH     SOLE                  3,650
UTI Worldwide Inc                   Common Stock     G87210103        130     10,000SH     SOLE                 10,000
Noble Drilling Corp                 Common Stock     H5833N103        343     11,700SH     SOLE                 11,700
Check Point Software Technologie    Common Stock     M22465104        267      5,054SH     SOLE                  5,054
Teekay LNG Partners                 PRTNRSP UNITS    Y8564M105        878     28,201SH     SOLE                 28,201
Teekay Offshore Partners LP         PRTNRSP UNITS    Y8565J101        362     14,725SH     SOLE                 14,725
AT&T Inc                            Common Stock     00206R102        332     11,649SH     SOLE                 11,649
Abbott Laboratories                 Common Stock     002824100        776     15,175SH     SOLE                 15,175
Amazon.com Inc                      Common Stock     023135106        822      3,800SH     SOLE                  3,800
American Tower Corp Cl A            Common Stock     029912201        737     13,691SH     SOLE                 13,691
Apache Corp                         Common Stock     037411105        637      7,943SH     SOLE                  7,943
Apple Computer Inc                  Common Stock     037833100       1222      3,205SH     SOLE                  3,205
Berkshire Hathaway Cl A             CL A             084670108      82556        773SH     SOLE                    773
Berkshire Hathaway Cl B             CL B             084670207        882     12,416SH     SOLE                 12,416
CH Robinson Worldwide Inc           Common Stock     12541W209        787     11,500SH     SOLE                 11,500
CNOOC Ltd                           Sponsored ADR      126132109      453      2,825SH     SOLE                  2,825
CVS Corp                            Common Stock       126650100      306      9,100SH     SOLE                  9,100
Carnival Corp                       Common Stock       143658300      250      8,264SH     SOLE                  8,264
Celgene Corp                        Common Stock       151020104      910     14,700SH     SOLE                 14,700
ChevronTexaco Corp.                 Common Stock       166764100      589      6,358SH     SOLE                  6,358
Cisco Systems Inc                   Common Stock     17275R102        274     17,700SH     SOLE                 17,700
Coach Inc                           Common Stock       189754104      359      6,925SH     SOLE                  6,925
ConocoPhillips                      Common Stock     20825C104        476      7,525SH     SOLE                  7,525
Corning Inc                         Common Stock       219350105      436     35,299SH     SOLE                 35,299
Costco Wholesale Corporation        Common Stock     22160K105        717      8,725SH     SOLE                  8,725
Danaher Corp                        Common Stock       235851102      860     20,500SH     SOLE                 20,500
Devon Energy Corp                   Common Stock     25179M103        268      4,832SH     SOLE                  4,832
Dominion Resources Inc              Common Stock     25746U109        366      7,200SH     SOLE                  7,200
EMC Corp                            Common Stock       268648102      603     28,706SH     SOLE                 28,706
Ensco International PLC             Common Stock     29358Q109        404     10,000SH     SOLE                 10,000
Enterprise Products Partners        Unit Ltd Partn     293792107     1254     31,225SH     SOLE                 31,225
Exxon Mobil Corporation             Common Stock     30231G102       1391     19,146SH     SOLE                 19,146
FedEx Corp                          Common Stock     31428X106        525      7,762SH     SOLE                  7,762
Fluor Corp                          Common Stock       343412102      617     13,250SH     SOLE                 13,250
Ford Motor Company                  Common Stock       345370860      116     12,000SH     SOLE                 12,000
Freeport McMoRan Cp&Gld B           Common Stock     35671D857        397     13,025SH     SOLE                 13,025
General Electric Co                 Common Stock       369604103      492     32,325SH     SOLE                 32,325
Goldman Sachs Group Inc             Common Stock     38141G104        494      5,220SH     SOLE                  5,220
Google Inc                          Common Stock     38259P508        541      1,050SH     SOLE                  1,050
Guangshen Railway Ltd               SPON ADR         40065W107        149     10,080SH     SOLE                 10,080
HSBC PLC Spon ADR                   SPON ADR NEW       404280406      291      7,659SH     SOLE                  7,659
Icici Bank Ltd Adr                  ADR              45104G104        412     11,872SH     SOLE                 11,872
Infosys Technologies Ltd            Sponsored ADR      456788108      606     11,874SH     SOLE                 11,874
Intel Corp                          Common Stock       458140100      462     21,650SH     SOLE                 21,650
International Business Machines     Common Stock       459200101      830      4,744SH     SOLE                  4,744
iShares MSCI Emerging Markets In    MSCI Emerg Mkt     464287234      600     17,090SH     SOLE                 17,090
iShares MSCI EAFE Index Fund        MSCI EAFE IDX      464287465      382      8,000SH     SOLE                  8,000
iShares S&P Smallcap 600            S&P Smlcap 600     464287804      959     16,385SH     SOLE                 16,385
Itau UniBanco Multiplo ADR          SPONS ADR          465562106      742     47,790SH     SOLE                 47,790
J.P. Morgan Chase & Co              Common Stock     46625H100        662     21,991SH     SOLE                 21,991
Johnson & Johnson                   Common Stock       478160104      592      9,300SH     SOLE                  9,300
Kinder Morgan Energy Partners LP    UT LTD Partner     494550106      455      6,650SH     SOLE                  6,650
Lowes Companies Inc                 Common Stock       548661107      369     19,100SH     SOLE                 19,100
Merck & Co Inc                      Common Stock     58933Y105        287      8,775SH     SOLE                  8,775
Metlife Inc                         Common Stock     59156R108        279      9,951SH     SOLE                  9,951
Mettler Toledo Intl Inc             Common Stock       592688105      784      5,602SH     SOLE                  5,602
Newfield Exploration Co             Common Stock       651290108      250      6,300SH     SOLE                  6,300
Nike Inc                            Common Stock       654106103      943     11,025SH     SOLE                 11,025
Noble Energy Inc                    Common Stock       655044105      612      8,650SH     SOLE                  8,650
Norfolk Southern Corp               Common Stock       655844108      309      5,057SH     SOLE                  5,057
Oneok Partners LP                   Unit Ltd Partn   68268N103        915     19,626SH     SOLE                 19,626
Oracle Corp                         Common Stock     68389X105        744     25,875SH     SOLE                 25,875
Pepsico Inc.                        Common Stock       713448108      494      7,975SH     SOLE                  7,975
Petroleo Brasileiro Adr             Sponsored ADR    71654V408        490     21,835SH     SOLE                 21,835
Plains All American Pipeline LP     Unit Ltd Partn     726503105      289      4,900SH     SOLE                  4,900
Plains Exploration & Production     Common Stock       726505100      270     11,875SH     SOLE                 11,875
Powershs Water Resources Ptf        Water Resource   73935X575        198     13,200SH     SOLE                 13,200
PowerShares MENA                    MENA Frntr ETF   73936Q603        446     41,642SH     SOLE                 41,642
Praxair Inc                         Common Stock     74005P104       1456     15,575SH     SOLE                 15,575
Precision Castparts Corp            Common Stock       740189105      867      5,575SH     SOLE                  5,575
Procter & Gamble Co.                Common Stock       742718109     1050     16,623SH     SOLE                 16,623
Prudential Financial Inc            Common Stock       744320102      496     10,575SH     SOLE                 10,575
Qualcomm Inc                        Common Stock       747525103     1470     30,225SH     SOLE                 30,225
Rydex S&P Equal Weight ETF          S&P 500 Eq TRD   78355W106        446     10,775SH     SOLE                 10,775
S&P DEP Receipts                    Unit SER 1       78462F103        842      7,440SH     SOLE                  7,440
SPDR Gold Trust                     Gold SHS         78463V107        490      3,100SH     SOLE                  3,100
Sandisk Corp                        Common Stock     80004C101        564     13,975SH     SOLE                 13,975
Schlumberger Ltd                    Sponsored ADR      806857108     1161     19,433SH     SOLE                 19,433
Scotts Miracle-Gro Company          Common Stock       810186106      265      5,950SH     SOLE                  5,950
Consumer Staples Sector SPDR Fun    SBI Cons STPLS   81369Y308        237      8,000SH     SOLE                  8,000
J M Smuckers Co                     Common Stock       832696405      592      8,127SH     SOLE                  8,127
Starbucks Corp                      Common Stock       855244109      325      8,725SH     SOLE                  8,725
Symantec Corp                       Common Stock       871503108      228     14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD     Sponsored ADR      874039100      308     26,966SH     SOLE                 26,966
Take Two Interactive Software In    Common Stock       874054109      191     15,000SH     SOLE                 15,000
Target Corporation                  Common Stock     87612E106        723     14,750SH     SOLE                 14,750
Tata Motors LTD                     Sponsored ADR      876568502      359     23,328SH     SOLE                 23,328
Teva Pharmaceutical Ind             ADR                881624209     1312     35,257SH     SOLE                 35,257
Textron Incorporated                Common Stock       883203101      215     12,200SH     SOLE                 12,200
Thermo Fisher Scientific            Common Stock       883556102      557     11,000SH     SOLE                 11,000
Thoratec Corp                       Common Stock       885175307     1420     43,500SH     SOLE                 43,500
3M Company                          Common Stock     88579Y101        494      6,875SH     SOLE                  6,875
Tigerlogic Corp.                    Common Stock     8867EQ101        109     40,000SH     SOLE                 40,000
Union Pacific Corp                  Common Stock       907818108      639      7,825SH     SOLE                  7,825
Vale S.A.                           ADR              91912E105        521     22,855SH     SOLE                 22,855
Varian Medical Systems Inc          Common Stock     92220P105        878     16,825SH     SOLE                 16,825
Verizon Communications              Common Stock     92343V104        247      6,702SH     SOLE                  6,702
Visa Inc.                           Common Stock     92826C839        787      9,183SH     SOLE                  9,183
Vodafone Group PLC                  Spons ADR New    92857W209        622     24,244SH     SOLE                 24,244
Wells Fargo & Co.                   Common Stock       949746101      325     13,475SH     SOLE                 13,475
Windstream Corp                     Common Stock     97381W104        305     26,150SH     SOLE                 26,150
Yum! Brands Inc                     Common Stock       988498101      978     19,810SH     SOLE                 19,810
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